Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Due to Related Party	The transactions amount due to a related party are as of the following:
	June 30, 2023	June 30, 2022
Beginning of the years January 1	$25,336	$68,786
Advances for operation and administration expenses	-	13,724
Payments made to a director	-	(25,009)
Exchange difference	(289)	-
Periods ended June 30	$25,047	$57,501